ACQUISITIONS (Details Narrative) - USD ($)	Mar. 19, 2023	Jan. 02, 2022	May 11, 2022	May 09, 2022
Share Purchase Agreement [Member]
Business Acquisition [Line Items]
Business Combination, Price of Acquisition, Expected	$ 5,100,000
[custom:BusinessCombinationFirstMinimumPayment]	2,550,000
[custom:BusinessCombinationRemainingOutstandingBalance]	$ 2,550,000
Mr Lemus [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions		200,000
Cash Acquired in Excess of Payments to Acquire Business		$ 1,000,000
Mr Lemus [Member] | Share Purchase Agreement [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	51.00%
Compania Minera Metalurgica Centro Americana [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		75000.00%
NSM [Member]
Business Acquisition [Line Items]
[custom:BindingLetterOfIntentPercentage-0]				51.00%
NGM [Member]
Business Acquisition [Line Items]
[custom:BindingLetterOfIntentPercentage-0]			51.00%
Genesis [Member] | Share Purchase Agreement [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	51.00%
[custom:BusinessCombinationFirstMinimumPayment]	$ 2,000,000
[custom:BusinessCombinationRemainingOutstandingBalance]	$ 3,000,000
[custom:BusinessCombinationInvestAdditionalShare]	5,000,000